Regulation - Nature of Regulation Schedule (Details) - company		1 Months Ended	12 Months Ended
	Jul. 01, 2021	Mar. 31, 2022	Jul. 01, 2024	Dec. 31, 2022	Dec. 31, 2021
ITC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula, annual true-up (period)				2 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Number of utilities				3
Franchise agreement term				35 years
FortisOntario | Electric Utilities, Following COS Regulation
Public Utilities, General Disclosures [Line Items]
Number of utilities				2
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities				2
FERC | ITC
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				60.00%
Allowed ROE (percent)				10.77%	10.77%
Approved cost-based formula, annual true-up (period)				2 years
FERC | TEP | US Federal Energy Regulatory Commission Transmission Rates
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)		9.79%
ACC | TEP
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				53.00%
Allowed ROE (percent)				9.15%	9.15%
Return on fair value increment (percent)				0.20%
ACC | UNS Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				52.80%
Allowed ROE (percent)				9.50%	9.50%
ACC | UNS Gas
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				50.80%
Allowed ROE (percent)				9.75%	9.75%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)	50.00%			49.00%
Allowed ROE (percent)				9.00%	9.00%
Common equity component of capital structure, approved rate decrease (percent)	1.00%
PSC | Central Hudson | Forecast
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)			48.00%
BCUC | FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				38.50%
Allowed ROE (percent)				8.75%	8.75%
BCUC | FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				40.00%
Allowed ROE (percent)				9.15%	9.15%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				37.00%
Allowed ROE (percent)				8.50%	8.50%
Newfoundland and Labrador Board of Commissioners of Public Utilities | Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				45.00%
Allowed ROE (percent)				8.50%	8.50%
Island Regulatory and Appeals Commission | Maritime Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				40.00%
Allowed ROE (percent)				9.35%	9.35%
Ontario Energy Board | FortisOntario
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)				40.00%
Ontario Energy Board | FortisOntario | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)				8.52%	8.52%
Ontario Energy Board | FortisOntario | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)				9.30%	9.30%
Utility Regulation and Competition Office | Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Transmission and distribution license period				20 years
Non-exclusive generation license period				25 years
Utility Regulation and Competition Office | Caribbean Utilities | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)				6.25%	6.00%
Utility Regulation and Competition Office | Caribbean Utilities | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)				8.25%	8.00%
Government of the Turks and Caicos Islands | Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
License period				50 years
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)				15.00%	15.00%
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)				17.50%	17.50%